Consolidated Statements Of Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Treasury stock [Member] CNY (¥)	Treasury stock [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated deficits [Member] CNY (¥)	Accumulated deficits [Member] USD ($)	Accumulated other comprehensive (loss) income [Member] CNY (¥)	Accumulated other comprehensive (loss) income [Member] USD ($)
Beginning balance at Dec. 31, 2022	¥ 1,158,341		¥ 138		¥ (58,919)		¥ 4,582,790		¥ (3,199,946)		¥ (165,722)
Beginning balance, (in shares) at Dec. 31, 2022 | shares			102,643,444	102,643,444
Net Income (Loss)	(653,689)		¥ 0		0		0		(653,689)		0
Other comprehensive income	4,189		0		0		0		0		4,189
Share-based compensation (note 12)	260,719		0		0		260,719		0		0
Purchase of treasury stock (note 13)	(1,071)		¥ (1)		(6,977)		5,907		0		0
Purchase of treasury stock (note 13) (in shares) | shares			(449,783)	(449,783)
Exercise of options (note 12)	0		¥ 0		0		0		0		0
Exercise of options (note 12) (in shares) | shares			258,646	258,646
Refund for prepaid subscription for forfeited restricted shares	(79)		¥ 0		0		(79)		0		0
Refund for prepaid subscription for forfeited restricted shares (in shares) | shares			(11,859)	(11,859)
Ending balance at Dec. 31, 2023	768,410		¥ 137		(65,896)		4,849,337		(3,853,635)		(161,533)
Ending balance, (in shares) at Dec. 31, 2023 | shares			102,440,448	102,440,448
Net Income (Loss)	(346,626)		¥ 0		0		0		(346,626)		0
Other comprehensive income	3,485		0		0		0		0		3,485
Share-based compensation (note 12)	155,622		0		0		155,622		0		0
Purchase of treasury stock (note 13)	(72)		0		(72)		0		0		0
Exercise of options (note 12)	8		¥ 8		2,704		(2,704)		0		0
Exercise of options (note 12) (in shares) | shares			5,173,523	5,173,523
Ending balance at Dec. 31, 2024	580,827		¥ 145		(63,264)		5,002,255		(4,200,261)		(158,048)
Ending balance, (in shares) at Dec. 31, 2024 | shares			107,613,971	107,613,971
Net Income (Loss)	(55,300)	$ (7,916)	¥ 0		0		0		(55,346)		0
Other comprehensive income	(4,089)		0		0		0		0		(4,089)
Share-based compensation (note 12)	13,876		0		0		13,876		0		0
Purchase of treasury stock (note 13)	0		0		0		0		0		0
Exercise of options (note 12)	¥ 1		¥ 1		6,071		(6,071)		0		0
Exercise of options (note 12) (in shares) | shares	1,074,846	1,074,846	1,074,846	1,074,846
Reversal of options (note 12) (In shares) | shares	3,506,228	3,506,228	(3,506,228)	(3,506,228)
Reversal of options (note 12)	¥ (5)		¥ (5)		0		0		0		0
Ending balance at Dec. 31, 2025	¥ 535,264	$ 76,542	¥ 141	$ 20	¥ (57,193)	$ (8,178)	¥ 5,010,060	$ 716,429	¥ (4,255,607)	$ (608,544)	¥ (162,137)	$ (23,185)
Ending balance, (in shares) at Dec. 31, 2025 | shares			105,182,589	105,182,589